U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

   1. 	Name and address of issuer:
	The Kent Funds
	c/o 440 Financial Distributors, Inc.
	290 Donald Lynch Boulevard
	Marlboro, MA  01752

   2.	Name of each series or class of funds for which this notice
is filed:
	Money Market Fund - Institutional Class
	Money Market Fund - Investment Class
	Michigan Municipal Money Market Fund - Institutional Class Michigan Municipal Money Market Fund - Investment Class
	Limited Term Tax-Free Fund - Institutional Class
	Limited Term Tax-Free Fund - Investment Class
	Intermediate Tax-Free Fund - Institutional Class
	Intermediate Tax-Free Fund - Investment Class
	Tax-Free Income Fund - Institutional Class
	Tax-Free Income Fund - Investment Class
	Michigan Municipal Bond Fund - Institutional Class
	Michigan Municipal Bond Fund - Investment Class
	Short Term Bond Fund - Institutional Class
	Short Term Bond Fund - Investment Class
	Intermediate Bond Fund - Institutional Class
	Intermediate Bond Fund - Investment Class
	Income Fund - Institutional Class
	Income Fund - Investment Class
	Growth and Income Fund - Institutional Class
	Growth and Income Fund - Investment Class
	Small Company Growth Fund - Institutional Class
	Small Company Growth Fund - Investment Class
	International Growth Fund - Institutional Class
	International Growth Fund - Investment Class
	Index Equity Fund - Institutional Class
	Index Equity Fund - Investment Class

   3.	Investment Company Act File Number:  811-4824

	Securities Act File Number:  33-8398





   4.	Last day of fiscal year for which this notice is filed:
December 31, 1995

   5.	Check box if this notice is being filed more than 180 days
after the close of the issuer's fiscal year for purposes of
reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
*

   6.	Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable
(see Instruction A.6):  N/A

   7.	Number and amount of securities of the same class or series
which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

   8.	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  None

   9.	Number and aggregate sale price of securities sold during
the fiscal year:

				Aggregate
		Shares	Dollar Amount

	TOTAL	1,217,376,297	$2,732,875,144


10.	Number and aggregate sale price of securities sold during
the fiscal year in reliance upon registration pursuant to rule
24f-2:
				Aggregate
		Shares	Dollar Amount

	TOTAL	1,217,376,297	$2,732,875,144


11.	Number and aggregate sale price of securities issued during
the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

				Aggregate
		Shares	Dollar Amount

	TOTAL	8,466,237	$89,339,809






  12.	Calculation of registration fee:
      	( i)  Aggregate sale price of securities sold during
the fiscal year in reliance on rule 24f-2 (from Item 10):
	$2,732,875,144

  	(ii)  Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item 11, if 	applicable):
	+     89,339,809

  	(iii) Aggregate price of shares redeemed or repurchased
during the fiscal year (if applicable): 	-2,482,646,476

  	(iv) Aggregate price of shares redeemed or repurchased
and previously applied as a reduction to filing fees
pursuant to rule 24e-2 (if applicable):	+  0

  	(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):
	339,568,477

  	(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
	(see Instruction C.6):   "1/2900"	x     1/29 of 1%

  	(vii) Fee due [line (i) or line (v) multiplied by line
(vi)]: 	$    117,092.58

Instructions:  Issuer should complete lines (ii), (iii), (iv) and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
See Instruction C.3.

13.	Check box if fees are being remitted to the Commission's
lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 22, 1996



SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julie A. Tedesco
					Julie A. Tedesco
					Assistant Secretary

Date:  February 28, 1996


*Please print the name and title of the signing officer below the signature